5 MARKETABLE SECURITES - Marketable securities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities [Abstract]
Beginning fair value	$ 190,000	$ 38,000
Unrealized losses included in accumulated other comprehensive income	(152,000)	(14,000)
Net carrying value	$ 152,000	$ 38,000